Financial Assets at FVPL - Additional Information (Detail) ₱ in Millions, $ in Millions	Oct. 25, 2021 USD ($)	Oct. 25, 2021 PHP (₱)	Feb. 27, 2018 USD ($)	Sep. 03, 2015 USD ($)	Mar. 15, 2019 USD ($)	Dec. 18, 2015 USD ($)	Sep. 04, 2015 USD ($)
Disclosure Of Financial Assets [Line Items]
Percentage of subscribed promissory note in associate				8.00%
Amount of subscribed promissory note issued by associate				$ 5.0
Convertible promissory note payable							$ 5.0
Phunware [Member]
Disclosure Of Financial Assets [Line Items]
Business combination enterprise value			$ 301.0
Preferred shares conversion ratio			100.00%
Amount of total consideration paid for common shares purchase					$ 1.6
Aggregate amount against shares sold	$ 9.5	₱ 482
Gain on fair value changes | ₱		306
Gain on sales of common shares | ₱		₱ 115
Phunware [Member] | Series F Preferred Shares [Member]
Disclosure Of Financial Assets [Line Items]
Amount of total consideration of preferred shares subscribed						$ 3.0